Flight Equipment Held for Operating Leases, net (Tables)	12 Months Ended
Dec. 31, 2014
Flight Equipment Held for Operating Leases, net
Schedule of movements in flight equipment held for operating leases

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Net book value at beginning of period	$—
AerCap Transaction	24,038,423
Additions	1,316,474
Depreciation	(907,484)
Impairment	(7,153)
Disposals/Transfers to Held for sale	(689,847)
Transfers to Net investment in finance and sales-type leases/Inventory	(145,487)

Net book value at end of period	$23,604,926

Accumulated depreciation at December 31, 2014	$886,360